Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12 — SEGMENT INFORMATION

For the three and six months ended March 31, 2022, the Company operated in two reportable business segments — (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party; and (2) the financial services segment, in which we provide payment services from one fiat currency to another. For the three and six months ended March 31, 2021, the Company operated in one reportable business segment — the general support services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the three and six months ended March 31, 2022 and 2021 was as follows:

	Three Months Ended March 31,		Six Months Ended March 31,
	2022	2021	2022	2021
Revenues
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	289,017	—	618,032	—
Total	5,089,017	4,800,000	10,218,032	9,600,000

Costs of revenues
General support services	4,725,000	4,725,000	9,450,000	9,450,000
Financial services	163,583	—	324,425	—
Total	4,888,583	4,725,000	9,774,425	9,450,000

Gross profit
General support services	75,000	75,000	150,000	150,000
Financial services	125,434	—	293,607	—
Total	200,434	75,000	443,607	150,000

Operating expenses
Financial services	804,833	—	2,054,477	—
Corporate/Other	1,249,323	73,441	2,186,475	200,526
Total	2,054,156	73,441	4,240,952	200,526

Other expense
Financial services	1,185	—	2,401	—
Corporate/Other	71,707	1,510	71,707	3,020
Total	72,892	1,510	74,108	3,020

Net income (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	(680,584)	—	(1,763,271)	—
Corporate/Other	(1,321,030)	(74,951)	(2,258,182)	(203,546)
Total	(1,926,614)	49	(3,871,453)	(53,546)

Amortization
Financial services	591,955	—	1,503,898	—
Corporate/Other	936	—	936	—
Total	$592,891	$—	$1,504,834	$—
Total assets at March 31, 2022 and September 30, 2021	March 31, 2022	September 30, 2021
Financial services	$9,376,915	$13,703,140
Corporate/Other	13,027,730	2,956,696
Total	$22,404,645	$16,659,836

NOTE 11 — SEGMENT INFORMATION

For the year ended September 30, 2021, the Company operated in two reportable business segments — (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party, and (2) the financial services segment, in which we provide payment services from one fiat currency to another. For the year ended September 30, 2020, the Company operated in one reportable business segment — the general support services segment. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the years ended September 30, 2021 and 2020 was as follows:

	Years Ended September 30,
	2021	2020
Revenues
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total	19,286,964	19,200,000

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	293,011	—
Total	19,193,011	18,900,000

Gross profit (loss)
General support services	300,000	300,000
Financial services	(206,047)	—
Total	93,953	300,000

Operating expenses
Financial services	553,230	—
Corporate/Other	473,127	413,115
Total	1,026,357	413,115

Other (expense) income
Financial services	(272)	—
Corporate/Other	(4,170)	12,553
Total	(4,442)	12,553

Net income (loss)
General support services	300,000	300,000
Financial services	(759,549)	—
Corporate/Other	(477,297)	(400,562)
Total	(936,846)	(100,562)

Amortization
Financial services	469,286	—
Total	$469,286	$—
Total assets at September 30, 2021 and 2020	September 30, 2021	September 30, 2020
Financial services	$13,703,140	$—
Corporate/Other	2,956,696	3,799,631
Total	$16,659,836	$3,799,631